Tax Assets and Liabilities - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 196,023	$ 213,251
Deductible temporary differences [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	40,735	42,682
Tax losses carry forward [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 155,288	$ 170,569